Document and Entity Information	Dec. 08, 2020
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0000723612
Document Type	8-K
Document Period End Date	Dec. 08, 2020
Entity Registrant Name	Avis Budget Group, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-10308
Entity Tax Identification Number	06-0918165
Entity Address, Address Line One	6 Sylvan Way
Entity Address, City or Town	Parsippany
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07054
City Area Code	(973)
Local Phone Number	496-4700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01
Trading Symbol	CAR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false